Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2020
Loan Servicing [Abstract]
Principal Balances Of Mortgage Loans At Year-End

	December 31, 2020	December 31, 2019
Mortgage loans serviced for Freddie Mac	$1,875	$2,649